Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Operating lease, existence of option to extend [true false]	true
Operating lease, option to extend	One of these leases includes a single, five-year extension option. The Company does not intend to exercise this extension option.
Operating lease, renewal term	5 years
ROU assets in exchange for operating lease obligations	$ 3,007
Operating lease, weighted average discount rate	5.47%
Operating lease, weighted-average lease term	2 years 9 months 18 days	2 years 1 month 6 days
Finance lease, liability	$ 0	$ 0
Operating lease rent and other related occupancy expenses	683	542
Variable rent expenses	77	35
Operating lease, ROU assets	$ 2,927	$ 920
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Future cash payments for lease	$ 2,338
Lease not yet commenced term	5 years
Operating lease, cash payments	$ 603	$ 529
Sales and excise tax payable	1,156	1,282
Unrecognized tax benefits, income tax penalties expense	0	145
Loss contingency, accruals	$ 0	$ 0
Minimum
Loss Contingencies [Line Items]
Remaining lease term	11 months
Maximum
Loss Contingencies [Line Items]
Remaining lease term	3 years 3 months